INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 5,547
Balance at end of year	5,291	$ 5,547
R&D assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,757	5,757
Derecognition following transfer of Talicia activity to THI	(466)
Balance at end of year	5,291	5,757
R&D assets | Accumulated amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(210)	(179)
Amortization charges	(25)	(31)
Derecognition following transfer of Talicia activity to THI	$ 235
Balance at end of year		(210)
Commercialization assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year		11,788
Disposal during the year		(11,788)
Commercialization assets | Accumulated impairments and amortization
Reconciliation of changes in intangible assets
Balance at beginning of year		(11,788)
Disposal during the year		$ 11,788